Variable Interest Entities (“VIEs”) (Details)		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2024	Dec. 31, 2021
Variable Interest Entities (“VIEs”) [Line Items]
Term of loan agreement		10 years
Power of attorney term		10 years
Mutual agreement term	1 year
Aggregate revenues		In the year ended December 31, 2024, aggregate revenues derived from these VIEs contributed 6.8% of the total consolidated net revenues, based on the corporate structure before disposed the former VIEs. As of December 31, 2024, the Group has terminated the VIE Contractual Arrangements, and the VIEs accounted for nil of the consolidated total assets of the Group.
BGM Group Ltd.’s [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Exchange for issued and outstanding percentage	72.00%
Shenzhen Xinbao Investment Co., Ltd. [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Subsidiary owned percentage			49.00%
Mr Shuangping Jiang [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests			51.00%
Xinbao Investment [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Equity interests			50.00%
VIE’s [Member]
Variable Interest Entities (“VIEs”) [Line Items]
Total consolidated net revenue percentage		6.80%